Environmental and Legal Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of environmental-related capital investments and compliance costs
We have spent the following amounts over the past three years for environmental-related capital investments and environmental compliance:

	2015	2014	2013
Environmental-related capital investments	$7.1	$7.2	$1.6
Environmental compliance costs	133.2	112.4	101.1

Schedule of accrual of liabilities related to environmental loss contingencies
We have recorded the following liabilities for environmental matters on our condensed consolidated balance sheets:

	March 31, 2016	December 31, 2015
Accrued liabilities	$5.5	$5.6
Other non-current liabilities	41.5	41.1
We recorded the following liabilities for environmental matters on our condensed consolidated balance sheets:

	2015	2014
Accrued liabilities	$5.6	$17.6
Other non-current liabilities	41.1	32.7

Schedule of information on pending asbestos cases
The number of asbestos cases pending at March 31, 2016, is presented below:

March 31, 2016
Cases with specific dollar claims for damages:
Claims up to $0.2	119
Claims above $0.2 to $5.0	6
Claims above $5.0 to $15.0	2
Claims above $15.0 to $20.0	2
Total claims with specific dollar claims for damages (a)	129
Cases without a specific dollar claim for damages	221
Total asbestos cases pending	350

(a)	Involve a total of 2,329 plaintiffs and 16,681 defendants

The number of asbestos cases pending at December 31, 2015, is presented below:

Asbestos Cases Pending at
December 31, 2015
Cases with specific dollar claims for damages:
Claims up to $0.2	122
Claims above $0.2 to $5.0	5
Claims above $5.0 to $15.0	2
Claims above $15.0 to $20.0	2
Total claims with specific dollar claims for damages (a)	131
Cases without a specific dollar claim for damages	252
Total asbestos cases pending	383

(a)	Involve a total of 2,331 plaintiffs and 17,116 defendants

Schedule of number of new asbestos claims filed, number of pending asbestos claims disposed, and amount paid in settlements
Asbestos-related claims information in the three months ended March 31, 2016 and 2015 is presented below:

	Three Months Ended March 31,
	2016	2015
New Claims Filed	13	16
Pending Claims Disposed Of	46	17
Total Amount Paid in Settlements	$0.3	$0.1

Asbestos-related claims information in 2015, 2014 and 2013, is presented below:

	2015	2014	2013
New Claims Filed	52	50	42
Pending Claims Disposed Of	68	90	39
Total Amount Paid in Settlements	$1.9	$0.7	$1.0

Schedule of percentages to calculate cash deposits on imports from foreign countries to US
As a result of these preliminary CVD and AD determinations, importers are required to post cash deposits with the U.S. government on imports of cold-rolled steel from these countries as presented below:

Country	Cold-Rolled CVD Margins	Cold-Rolled AD Margins
Brazil	7.42%	35.43% – 20.84%
China	227.29%	265.79%
India	4.45%	6.78%
Japan	NA	71.35%
Russia	6.33% – 0.00%	16.89% – 12.62%
South Korea	0.00%	6.89% – 2.17%
United Kingdom	NA	31.39% – 5.79%

As a result of these preliminary CVD and AD determinations, importers are required to post cash deposits with the U.S. government on imports of hot-rolled steel from these countries as presented below:

Country	Hot-Rolled CVD Margins	Hot-Rolled AD Margins
Australia	NA	23.25%
Brazil	7.42%	34.28% – 33.91%
Netherlands	NA	5.07%
Japan	NA	11.29% – 6.79%
South Korea	0.00%	7.33% – 3.97%
Turkey	0.00%	7.07% – 5.24%
United Kingdom	NA	49.05%
As a result of these preliminary CVD and AD determinations, importers are required to post cash deposits with the U.S. government on imports of CORE from these countries as presented below:

Country	Corrosion-Resistant CVD Margins	Corrosion-Resistant AD Margins
China	235.66% – 26.26%	255.8%
India	7.71% – 2.85%	6.92% – 6.64%
Italy	38.41% – 0.00%	3.11% – 0.00%
South Korea	1.37% – 0.00%	3.51% – 2.99%

As a result of these preliminary CVD determinations, importers are required to post cash deposits with the U.S. government on imports of cold-rolled steel from these countries as presented below:

Country	Cold-Rolled CVD Margins	Cold-Rolled AD Margins
Brazil	7.42%	*
China	227.29%	*
India	4.45%	*
Russia	6.33% – 0.00%	*
As a result of these preliminary CVD and AD determinations, importers are required to post cash deposits with the U.S. government on imports of CORE from these countries as presented below:

Country	Corrosion-Resistant CVD Margins	Corrosion-Resistant AD Margins
China	235.66% – 26.26%	255.8%
India	7.71% – 2.85%	6.92% – 6.64%
Italy	38.41% – 0.00%	3.11% – 0.00%
South Korea	1.37% – 0.00%	3.51% – 2.99%